COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES
Capital and other commitments
The Company did not have significant capital and other commitments, long-term obligations as of December 31, 2019. As of December 31, 2019, the fair value of guarantees was not material.
Contingencies
The
Compa
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is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2019, the Company is not a party to any material legal or administrative proceedings.